OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [text block] [Abstract]
Disclosure of other provisions [text block]
	Provisions for financial commitments and guarantees	Payment protection insurance	Other regulatory provisions	Other	Total
The Group	£m	£m	£m	£m	£m
At 31 December 2018	190	2,201	707	927	4,025
Adjustment on adoption of IFRS 16 (note 49)				(97)	(97)
Balance at 1 January 2019				830	3,928
Exchange and other adjustments	–	335	–	(5)	330
Provisions applied	–	(2,457)	(707)	(445)	(3,609)
Charge for the year	(17)	1,795	395	316	2,489
At 31 December 2019	173	1,874	395	696	3,138

	Provisions for financial commitments and guarantees	Payment protection insurance	Other regulatory provisions	Other	Total
The Bank	£m	£m	£m	£m	£m
At 31 December 2018	76	919	253	671	1,919
Adjustment on adoption of IFRS 16 (note 49)				(67)	(67)
Balance at 1 January 2019				604	1,852
Exchange and other adjustments	–	–	–	2	2
Provisions applied	–	(1,156)	(229)	(303)	(1,688)
Charge for the year	14	859	137	260	1,270
At 31 December 2019	90	622	161	563	1,436